Financial Costs and Loss on Derivatives - Financial Costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Financial costs
Amortization and write-off of deferred loan issuance costs	$ 3,697	$ 3,224	$ 7,514	$ 7,385
Interest expense on loans	25,147	32,383	51,973	62,974
Interest expense on bonds and realized loss on CCS	8,856	8,256	18,340	15,739
Lease charge	2,526	2,635	5,075	5,264
Loss arising on bond repurchases			1,937
Other financial costs, net	3,331	399	159	1,042
Total financial costs	$ 43,557	$ 46,897	$ 84,998	$ 92,404